TAXATION (Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset:
Accrued expense	¥ 7,028	¥ 7,002
Allowance for doubtful accounts	47,593	73,907
Tax loss carried forward	359,908	445,263
Deferred advertising expense	670	11,519
Impairment of long-lived tangible assets	19,691	24,600
Others	0	4,273
Total deferred tax assets	434,890	566,564
Valuation allowance	(403,485)	(536,838)
Deferred tax assets, net of valuation allowance	31,405	29,726
Deferred tax liabilities:
Unrecognized valuation surplus and deficit -acquisition	79,834	77,825
Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(56,677)	(55,605)
Unrealized profit of short-term investments	26	952
Total deferred tax liabilities	23,183	23,172
Deferred tax assets, net of valuation allowance and deferred tax liabilities	¥ 8,222	¥ 6,554